Current liabilities	9 Months Ended
Sep. 30, 2021
Current liabilities.
Current liabilities

7. Current liabilities

At September 30, 2021 and December 31, 2020, the other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.